Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000007082 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007082 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007082 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007082 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007082 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007082 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000007082 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007082 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007082 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007082 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007082 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007081 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007081 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007081 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007081 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007081 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007081 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007081 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007081 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000007081 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007081 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007081 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007081 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007081 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%